UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02809 and 811-10095

Name of Fund:   BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 06/30/2015

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2015 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$813,991,956
Total Investments (Cost — $684,340,851) — 100.1%	813,991,956
Liabilities in Excess of Other Assets — (0.1)%	(877,655)

Net Assets — 100.0%	$813,114,301

Notes to Schedule of Investments

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2015, the value of the investment and the percentage owned by the Fund of the Master LLC was $813,991,956 and 100.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the Fund’s investment in the Master LLC was classified as Level 2.

During the period ended June 30, 2015, there were no transfers between levels.

BLACKROCK VALUE OPPORTUNITIES FUND, INC.	JUNE 30, 2015	1

Schedule of Investments June 30, 2015 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.3%
Aerojet Rocketdyne Holdings, Inc. (a)	370,000	$7,625,700
American Science & Engineering, Inc.	43,593	1,909,809
Esterline Technologies Corp. (a)	39,400	3,756,396
The KEYW Holding Corp. (a)(b)	32,800	305,696
Moog, Inc., Class A (a)	64,700	4,572,996
Teledyne Technologies, Inc. (a)	43,800	4,621,338
Triumph Group, Inc.	61,030	4,027,370

		26,819,305
Air Freight & Logistics — 0.8%
UTi Worldwide, Inc. (a)	676,343	6,756,667
Auto Components — 1.3%
Dorman Products, Inc. (a)(b)	77,782	3,707,090
Tenneco, Inc. (a)	117,626	6,756,437

		10,463,527
Automobiles — 0.1%
Thor Industries, Inc.	20,272	1,140,908
Banks — 9.7%
Bank of Hawaii Corp.	49,600	3,307,328
CenterState Banks, Inc.	475,600	6,425,356
FCB Financial Holdings, Inc., Class A (a)	202,300	6,433,140
First BanCorp Puerto Rico (a)	527,000	2,540,140
First Financial Bancorp	402,000	7,211,880
First Horizon National Corp.	513,100	8,040,277
NBT Bancorp, Inc.	40,700	1,065,119
Opus Bank	180,713	6,538,196
PrivateBancorp, Inc.	156,100	6,215,902
S&T Bancorp, Inc.	258,900	7,660,851
TriState Capital Holdings, Inc. (a)	547,600	7,080,468
United Bankshares, Inc.	233,800	9,405,774
United Community Banks, Inc./GA	336,600	7,024,842

		78,949,273
Beverages — 0.8%
Cott Corp.	620,708	6,070,524
Biotechnology — 0.1%
MannKind Corp. (a)(b)	75,788	431,234
XOMA Corp. (a)(b)	19,693	76,409

		507,643
Building Products — 0.8%
Continental Building Products, Inc. (a)	314,500	6,664,255
Capital Markets — 1.1%
Financial Engines, Inc. (b)	115,700	4,914,936
FXCM, Inc., Class A (b)	190,200	275,790
Investment Technology Group, Inc.	147,400	3,655,520

		8,846,246
Chemicals — 3.6%
Axiall Corp.	133,278	4,804,672
Huntsman Corp.	202,000	4,458,140
Kraton Performance Polymers, Inc. (a)	341,695	8,159,677
OM Group, Inc.	131,100	4,404,960
Stepan Co.	135,800	7,348,138

		29,175,587
Commercial Services & Supplies — 0.9%
Matthews International Corp., Class A	130,010	6,908,731

Common Stocks	Shares	Value
Communications Equipment — 1.2%
ARRIS Group, Inc. (a)	143,274	$4,384,184
JDS Uniphase Corp. (a)	458,800	5,312,904

		9,697,088
Construction & Engineering — 2.6%
EMCOR Group, Inc.	258,000	12,324,660
MYR Group, Inc. (a)	243,400	7,535,664
Orion Marine Group, Inc. (a)	132,741	958,390

		20,818,714
Consumer Finance — 0.8%
Cash America International, Inc.	233,400	6,112,746
Enova International, Inc. (a)	21,543	402,423

		6,515,169
Diversified Consumer Services — 0.5%
Lincoln Educational Services Corp. (a)	732,332	1,479,311
Regis Corp. (a)	180,660	2,847,202

		4,326,513
Electric Utilities — 3.1%
ALLETE, Inc.	216,400	10,038,796
El Paso Electric Co.	279,600	9,690,936
PNM Resources, Inc.	216,800	5,333,280

		25,063,012
Electrical Equipment — 0.1%
AZZ, Inc.	21,900	1,134,420
Electronic Equipment, Instruments & Components — 6.1%
Anixter International, Inc. (a)	86,500	5,635,475
FARO Technologies, Inc. (a)	19,400	905,980
Ingram Micro, Inc., Class A (a)	214,667	5,373,115
Newport Corp. (a)	189,524	3,593,375
OSI Systems, Inc. (a)	115,703	8,190,615
Plexus Corp. (a)	267,800	11,751,064
Rofin-Sinar Technologies, Inc. (a)	175,420	4,841,592
SYNNEX Corp. (b)	126,466	9,256,047

		49,547,263
Energy Equipment & Services — 2.3%
Patterson-UTI Energy, Inc.	279,800	5,264,437
Superior Energy Services, Inc.	320,300	6,739,112
TETRA Technologies, Inc. (a)(b)	1,107,600	7,066,488

		19,070,037
Food & Staples Retailing — 1.3%
Smart & Final Stores, Inc. (a)	192,700	3,443,549
SUPERVALU, Inc. (a)	900,910	7,288,362

		10,731,911
Food Products — 0.5%
Pinnacle Foods, Inc.	86,702	3,948,409
Gas Utilities — 2.0%
The Laclede Group, Inc.	87,900	4,576,074
Northwest Natural Gas Co.	109,400	4,614,492
South Jersey Industries, Inc.	281,000	6,949,130

		16,139,696
Health Care Equipment & Supplies — 9.0%
Accuray, Inc. (a)(b)	1,254,535	8,455,566

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2015	1

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Equipment & Supplies (concluded)
Hansen Medical, Inc. (a)(b)	4,175,690	$3,820,756
Invacare Corp.	545,141	11,791,400
Merit Medical Systems, Inc. (a)	534,684	11,517,093
NuVasive, Inc. (a)	305,759	14,486,861
OraSure Technologies, Inc. (a)	1,255,685	6,768,142
Tandem Diabetes Care, Inc. (a)	451,692	4,896,341
Thoratec Corp. (a)	260,997	11,632,636

		73,368,795
Health Care Providers & Services — 1.8%
Landauer, Inc.	84,672	3,017,710
Owens & Minor, Inc.	349,449	11,881,266

		14,898,976
Hotels, Restaurants & Leisure — 2.5%
Bloomin’ Brands, Inc.	195,132	4,166,068
Interval Leisure Group, Inc.	178,281	4,073,721
La Quinta Holdings, Inc. (a)	276,900	6,327,165
Papa John’s International, Inc.	72,094	5,451,027

		20,017,981
Household Durables — 0.5%
Taylor Morrison Home Corp., Class A (a)	215,929	4,396,314
Insurance — 2.7%
Argo Group International Holdings Ltd.	117,390	6,538,623
Fidelity & Guaranty Life	163,200	3,856,416
Heritage Insurance Holdings, Inc. (a)	272,400	6,262,476
Maiden Holdings Ltd.	251,300	3,965,514
Safety Insurance Group, Inc.	25,206	1,454,638

		22,077,667
IT Services — 1.3%
Acxiom Corp. (a)	271,900	4,780,002
CSG Systems International, Inc.	190,875	6,043,104

		10,823,106
Life Sciences Tools & Services — 0.6%
Pacific Biosciences of California, Inc. (a)(b)	856,544	4,933,694
Machinery — 6.1%
Actuant Corp., Class A	402,000	9,282,180
Albany International Corp., Class A	178,600	7,108,280
Astec Industries, Inc.	70,000	2,927,400
Barnes Group, Inc.	261,400	10,191,986
CIRCOR International, Inc.	103,529	5,645,436
Crane Co.	67,800	3,981,894
The Manitowoc Co., Inc.	120,200	2,355,920
RBC Bearings, Inc. (a)	89,300	6,408,168
Standex International Corp.	24,400	1,950,292

		49,851,556
Media — 1.6%
AMC Entertainment Holdings, Inc., Class A	134,472	4,125,601
Carmike Cinemas, Inc. (a)	151,986	4,033,708
Live Nation Entertainment, Inc. (a)	176,549	4,853,332

		13,012,641
Metals & Mining — 1.9%
Haynes International, Inc.	176,495	8,704,733
Materion Corp.	69,186	2,438,808
Rubicon Minerals Corp. (a)	4,004,756	4,204,994

		15,348,535

Common Stocks	Shares	Value
Multiline Retail — 1.0%
Fred’s, Inc., Class A	429,806	$8,290,958
Oil, Gas & Consumable Fuels — 3.2%
Bill Barrett Corp. (a)(b)	433,520	3,723,937
Callon Petroleum Co. (a)	618,700	5,147,584
Emerald Oil, Inc. (a)(b)	48,795	207,379
Oasis Petroleum, Inc. (a)(b)	429,624	6,809,540
SM Energy Co.	218,700	10,086,444

		25,974,884
Paper & Forest Products — 0.9%
PH Glatfelter Co.	336,300	7,395,237
Professional Services — 0.8%
Kforce, Inc.	294,500	6,735,215
Real Estate Investment Trusts (REITs) — 5.4%
Armada Hoffler Properties, Inc.	435,067	4,346,319
CyrusOne, Inc.	355,962	10,483,081
Education Realty Trust, Inc. (b)	219,987	6,898,792
LTC Properties, Inc.	191,215	7,954,544
Pennsylvania Real Estate Investment Trust	376,894	8,042,918
Rouse Properties, Inc. (b)	390,279	6,381,062

		44,106,716
Real Estate Management & Development — 1.2%
Marcus & Millichap, Inc. (a)	218,370	10,075,592
Semiconductors & Semiconductor Equipment — 2.8%
DSP Group, Inc. (a)	438,137	4,525,955
Exar Corp. (a)(b)	341,200	3,336,936
Microsemi Corp. (a)	298,500	10,432,575
Ultratech, Inc. (a)	227,700	4,226,112

		22,521,578
Software — 3.4%
Bottomline Technologies, Inc. (a)	349,531	9,720,457
Mentor Graphics Corp.	241,300	6,377,559
PTC, Inc. (a)	179,300	7,354,886
Zynga, Inc., Class A (a)	1,376,700	3,937,362

		27,390,264
Specialty Retail — 4.2%
DSW, Inc., Class A	122,010	4,071,474
Genesco, Inc. (a)	65,882	4,350,189
Kirkland’s, Inc.	140,220	3,907,931
The Men’s Wearhouse, Inc.	244,276	15,650,763
Penske Automotive Group, Inc.	119,943	6,250,230

		34,230,587
Textiles, Apparel & Luxury Goods — 2.6%
Crocs, Inc. (a)	399,832	5,881,529
G-III Apparel Group Ltd. (a)	102,088	7,181,891
Oxford Industries, Inc.	64,061	5,602,134
Vera Bradley, Inc. (a)(b)	210,870	2,376,505

		21,042,059
Thrifts & Mortgage Finance — 1.6%
Brookline Bancorp, Inc.	595,800	6,726,582
Essent Group Ltd. (a)	227,500	6,222,125

		12,948,707
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	172,200	6,827,730

2	MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2015

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Trading Companies & Distributors (concluded)
DXP Enterprises, Inc. (a)	130,200	$6,054,300

		12,882,030
Total Common Stocks — 99.7%		811,617,990

Warrants (c)
Biotechnology — 0.1%
MannKind Corp. (Issued/exercisable 2/06/12, 0.6 Share for 1 Warrant, Expires 2/08/16, Strike Price $2.40)	220,500	445,190
XOMA Corp. (Issued/exercisable 3/09/12, 0.50 Share for 1 Warrant, Expires 3/09/17, Strike Price $1.76)	202,350	218,538
Total Warrants — 0.1%		663,728
Total Long-Term Investments (Cost — $681,500,072) — 99.8%		812,281,718

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.07% (d)(e)	3,274,972	$3,274,972
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.23% (d)(e)(f)	$26,190	26,190,450
Total Short-Term Securities (Cost — $29,465,422) — 3.6%		29,465,422
Total Investments (Cost — $710,965,494*) — 103.4%		841,747,140
Liabilities in Excess of Other Assets — (3.4)%		(27,755,184)

Net Assets — 100.0%		$813,991,956

Notes to Schedule of Investments

*	As of June 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$717,794,931

Gross unrealized appreciation	$157,179,693
Gross unrealized depreciation	(33,227,484)

Net unrealized appreciation	$123,952,209

(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.
(c)	Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.
(d)	Represents the current yield as of report date.
(e)	During the period ended June 30, 2015, investments in issuers considered to be an affiliate of the Master LLC for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at March 31, 2015	Net Activity	Shares/Beneficial Interest Held at June 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	833,363	2,441,609	3,274,972	$365
BlackRock Liquidity Series, LLC, Money Market Series	$44,494,042	$(18,303,592)	$26,190,450	$147,510	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(f)	Security was purchased with the cash collateral from loaned securities. The Master LLC may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 – unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2015	3

Schedule of Investments (concluded)	Master Value Opportunities LLC

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Master LLC’s policy regarding valuation of investments, refer to the Master LLC’s most recent financial statements as contained in its annual report.

As of June 30, 2015, the following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$811,617,990	—	—	$811,617,990
Warrants	445,190	$218,538	—	663,728
Short-Term Securities	3,274,972	26,190,450	—	29,465,422

Total	$815,338,152	$26,408,988	—	$841,747,140

[1] See above Schedule of Investments for values in each industry.

The Master LLC may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of June 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$741,174	—	—	$741,174
Liabilities:
Collateral on securities loaned at value	—	$(26,190,450)	—	(26,190,450)

Total	$741,174	$(26,190,450)	—	$(25,449,276)

During the period ended June 30, 2015, there were no transfers between levels.

4	MASTER VALUE OPPORTUNITIES LLC	JUNE 30, 2015

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date:	August 21, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date:	August 21, 2015